Warrant liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Warrant Liabilities [Abstract]
Summary of Movement in Warrant Liabilities
Movement of the balance during the six months ended June 30, 2022 is as follow:

2022 $
At January 1	—
Assumption of warrant upon the Reverse Recapitalization	6,186,423
Issuance of warrant during the period	585,000
Change in fair value recognized in profit or loss	1,539,577

At June 30	8,311,000